Hoya Capital Housing ETF
Schedule of Investments
November 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Home Building Products & Materials - 14.7%
5,406	A.O. Smith Corporation	$304,412
3,763	American Woodmark Corporation (a)	329,300
3,233	Armstrong World Industries, Inc.	249,135
10,070	Beacon Roofing Supply, Inc. (a)	366,447
1,219	Cavco Industries, Inc. (a)	219,432
3,445	Eagle Materials, Inc.	313,461
3,816	Fortune Brands Home & Security, Inc.	318,636
7,685	Leggett & Platt, Inc.	331,224
1,166	Lennox International, Inc.	335,610
10,017	Louisiana-Pacific Corporation	342,882
5,141	Masco Corporation	275,917
2,703	Mohawk Industries, Inc. (a)	340,118
4,717	Owens Corning	343,728
6,890	PotlatchDeltic Corporation	320,660
2,438	PPG Industries, Inc.	357,825
371	Sherwin-Williams Company	277,371
3,021	Simpson Manufacturing Company, Inc.	277,630
3,498	Trex Company, Inc. (a)	261,720
1,378	Watsco, Inc.	313,302
11,501	Weyerhaeuser Company	333,989
		6,212,799
	Home Furnishings & Home Goods - 18.5%
6,943	Aaron’s Holdings Company, Inc.	436,923
106	Amazon.com, Inc. (a)	335,812
54,325	At Home Group, Inc. (a)	1,028,916
35,192	Bed Bath & Beyond, Inc.	737,624
742	Costco Wholesale Corporation	290,693
10,070	Herman Miller, Inc.	358,895
3,180	iRobot Corporation (a)	249,407
9,752	La-Z-Boy, Inc.	361,214
3,763	Middleby Corporation (a)	511,730
1,166	RH (a)	528,385
7,261	Sleep Number Corporation (a)	503,841
2,014	Target Corporation	361,573
15,688	Tempur Sealy International, Inc. (a)	395,181
4,399	TJX Companies, Inc.	279,381
1,908	Walmart, Inc.	291,523
1,431	Wayfair, Inc. - Class A (a)	363,989
2,014	Whirlpool Corporation	391,945
3,604	Williams-Sonoma, Inc.	394,530
		7,821,562

	Home Improvement Retailers - 5.3%
3,816	Home Depot, Inc.	1,058,597
7,526	Lowe’s Companies, Inc.	1,172,701
		2,231,298
	Homebuilders - 14.7%
8,480	DR Horton, Inc.	631,760
15,052	KB Home	529,830
7,632	Lennar Corporation - Class A	578,964
14,204	MDC Holdings, Inc.	685,627
6,625	Meritage Homes Corporation (a)	597,244
159	NVR, Inc. (a)	635,552
13,780	PulteGroup, Inc.	601,221
25,069	Taylor Morrison Home Corporation (a)	633,744
15,794	Toll Brothers, Inc.	747,846
33,390	TRI Pointe Group, Inc. (a)	583,657
		6,225,445
	Mortgage Lenders & Servicers - 10.7%
15,582	AGNC Investment Corporation	238,093
32,436	Annaly Capital Management, Inc.	259,488
9,063	Bank of America Corporation	255,214
25,228	Chimera Investment Corporation	258,839
9,646	Citizens Financial Group, Inc.	315,038
2,067	First Republic Bank	267,801
24,910	Huntington Bancshares, Inc.	300,913
2,332	JPMorgan Chase & Company	274,896
2,120	M&T Bank Corporation	246,959
123,914	MFA Financial, Inc.	458,482
29,362	New Residential Investment Corporation	271,892
2,014	PNC Financial Services Group, Inc.	278,073
20,670	Regions Financial Corporation	315,631
6,148	Truist Financial Corporation	285,390
43,195	Two Harbors Investment Corporation	269,537
8,480	Wells Fargo & Company	231,928
		4,528,174
	Property, Title & Mortgage Insurance - 4.8%
2,120	Allstate Corporation	216,982
7,473	Fidelity National Financial, Inc.	268,953
4,134	First American Financial Corporation	200,251
27,083	MGIC Investment Corporation	323,913
13,780	Old Republic International Corporation	246,938
2,756	Progressive Corporation	240,075
13,515	Radian Group, Inc.	255,163
2,067	Travelers Companies, Inc.	267,987
		2,020,262
	Real Estate Technology, Brokerage & Services - 4.8%
4,240	CoreLogic, Inc.	328,600
8,056	RE/MAX Holdings, Inc. - Class A	252,153
42,082	Realogy Holdings Corporation (a)	518,029
3,021	RealPage, Inc. (a)	208,419
6,837	Redfin Corporation (a)	327,424
3,498	Zillow Group, Inc. - Class C (a)	377,119
		2,011,744

		Residential REITs & Real Estate Operators - 26.2% (b)
14,575		American Campus Communities, Inc.	580,085
19,133		American Homes 4 Rent - Class A	549,500
19,105		Apartment Investment & Management Company - Class A	579,833
3,021		AvalonBay Communities, Inc.	503,268
5,141		Camden Property Trust	508,085
18,179		CubeSmart	591,363
7,526		Equity LifeStyle Properties, Inc.	440,948
8,109		Equity Residential	469,673
1,961		Essex Property Trust, Inc.	482,171
5,406		Extra Space Storage, Inc.	609,418
18,868		Healthpeak Properties, Inc.	544,531
41,181		Host Hotels & Resorts, Inc.	577,769
18,179		Invitation Homes, Inc.	519,556
4,028		Mid-America Apartment Communities, Inc.	508,173
48,919		Park Hotels & Resorts, Inc.	798,358
2,438		Public Storage	547,233
3,498		Sun Communities, Inc.	486,222
12,773		UDR, Inc.	491,377
13,727		Ventas, Inc.	657,661
9,699		Welltower, Inc.	610,843
			11,056,067
		TOTAL COMMON STOCKS (Cost $37,162,336)	42,107,351

		SHORT-TERM INVESTMENTS - 0.2%
81,845		First American Government Obligations Fund - Class X, 0.05% (c)	81,845
		TOTAL SHORT-TERM INVESTMENTS (Cost $81,845)	81,845
		TOTAL INVESTMENTS - 99.9% (Cost $37,244,181)	42,189,196
		Other Assets in Excess of Liabilities - 0.1%	44,420
		NET ASSETS - 100.0%	$42,233,616

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.
	(a)	Non-income producing security.
	(b)
The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in housing and real estate-related industries. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not done so.

	(c)	Rate shown is the annualized seven-day yield as of November 30, 2020.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,107,351	$-	$-	$42,107,351
Short-Term Investments	81,845	-	-	81,845
Total Investments in Securities	$42,189,196	$-	$-	$42,189,196
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2020, the Fund did not recognize any transfers to or from Level 3.